Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Summary of premises and equipment

(in thousands)	2012	2011
Land and land improvements	$10,073	$10,121
Buildings and improvements	34,174	33,652
Furniture and equipment	12,250	12,013
Construction in progress	155	277

Total	56,594	56,063
Less accumulated depreciation	19,631	18,110

Premises and equipment, net	$37,021	$37,953

Depreciation expense

(in thousands)	2012	2011	2010
Depreciation expense	$1,858	$1,940	$1,964